Business Segment Information (Tables)	9 Months Ended
Sep. 30, 2014
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
	(In thousands)		(in thousands)
Ireland	$99,585	$70,368	$273,670	$200,699
Rest of Europe	91,350	80,417	275,881	250,275
U.S.	152,140	152,426	441,189	427,359
Rest of World	44,514	36,599	122,503	112,485

Total	$387,589	$339,810	$1,113,243	$990,818
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
			(in thousands)
Ireland	$44,022	$20,105	$98,892	$44,948
Rest of Europe	1,121	(294)	15,492	7,023
U.S.	10,871	11,135	27,211	24,412
Rest of World	3,409	2,215	9,114	6,073

Total	$59,423	$33,161	$150,709	$82,456

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September	September	September	September
	30,	30,	30,	30,
	2014	2013	2014	2013
	(in thousands)		(in thousands)
Ireland	$44,022	$20,105	$98,892	$46,002
Rest of Europe	1,121	(294)	15,492	10,461
U.S.	10,871	11,135	27,211	28,504
Rest of World	3,409	2,215	9,114	6,522

Total	$59,423	$33,161	$150,709	$91,489

Distribution of Property, Plant and Equipment, Net, by Geographical Area
d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September	December
	30,	31,
	2014	2013
	(in thousands)
Ireland	$94,852	$103,868
Rest of Europe	17,550	14,630
U.S.	33,811	33,947
Rest of World	8,535	8,385

Total	$154,748	$160,830

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September	September	September	September
	30,	30,	30,	30,
	2014	2013	2014	2013
			(in thousands)
Ireland	$5,171	$4,966	$15,577	$14,791
Rest of Europe	1,162	1,580	3,861	5,002
U.S.	6,533	4,126	16,146	11,831
Rest of World	871	903	2,623	2,927

Total	$13,737	$11,575	$38,207	$34,551

Distribution of Total Assets by Geographical Area
f) The distribution of total assets by geographical area was as follows:

	September	December
	30,	31,
	2014	2013
	(in thousands)
Ireland	$544,639	$581,568
Rest of Europe	323,725	321,661
U.S.	647,104	486,232
Rest of World	57,258	52,999

Total	$1,572,726	$1,442,460